Portfolio of Investments – as of October 31, 2024 (Unaudited)
Natixis Target Retirement 2035 Fund

Shares	Description	Value (†)
Common Stocks — 47.5% of Net Assets
	Aerospace & Defense — 1.0%
225	AAR Corp.(a)	$13,208
630	Boeing Co.(a)	94,065
160	General Electric Co.	27,485
44	L3Harris Technologies, Inc.	10,889
38	Lockheed Martin Corp.	20,750
92	Moog, Inc., Class A	17,351
13	Northrop Grumman Corp.	6,617
215	RTX Corp.	26,013
114	Woodward, Inc.	18,706
		235,084
	Air Freight & Logistics — 0.3%
286	Expeditors International of Washington, Inc.	34,034
30	FedEx Corp.	8,215
179	GXO Logistics, Inc.(a)	10,706
49	United Parcel Service, Inc., Class B	6,569
		59,524
	Automobile Components — 0.4%
40	Aptiv PLC(a)	2,273
799	BorgWarner, Inc.	26,870
590	Dana, Inc.	4,525
632	Magna International, Inc.	24,945
1,362	Mobileye Global, Inc., Class A(a)	18,537
178	Visteon Corp.(a)	16,065
		93,215
	Automobiles — 1.3%
1,998	General Motors Co.	101,418
735	Tesla, Inc.(a)	183,640
87	Thor Industries, Inc.	9,055
		294,113
	Banks — 2.8%
377	Ameris Bancorp	23,370
636	Atlantic Union Bankshares Corp.	24,041
674	Banc of California, Inc.	10,353
2,139	Bank of America Corp.	89,453
1,449	Citigroup, Inc.	92,982
144	Citizens Financial Group, Inc.	6,065
214	East West Bancorp, Inc.	20,863
28	First Citizens BancShares, Inc., Class A	54,246
682	First Financial Bancorp	17,446
1,130	Fulton Financial Corp.	20,464
382	International Bancshares Corp.	23,401
334	JPMorgan Chase & Co.	74,121
101	PNC Financial Services Group, Inc.	19,015
179	Regions Financial Corp.	4,273
364	SouthState Corp.	35,501
497	Truist Financial Corp.	21,396
208	U.S. Bancorp	10,048
360	Webster Financial Corp.	18,648
1,252	Wells Fargo & Co.	81,280
		646,966
	Beverages — 0.8%
62	Boston Beer Co., Inc., Class A(a)	18,046
432	Coca-Cola Co.	28,214
999	Keurig Dr. Pepper, Inc.	32,917
1,511	Monster Beverage Corp.(a)	79,599
145	PepsiCo, Inc.	24,082
		182,858
	Biotechnology — 1.2%
150	AbbVie, Inc.	30,580
Shares	Description	Value (†)
	Biotechnology — continued
256	Alnylam Pharmaceuticals, Inc.(a)	$68,247
39	Amgen, Inc.	12,486
189	BioMarin Pharmaceutical, Inc.(a)	12,453
287	CRISPR Therapeutics AG(a)	13,314
212	Gilead Sciences, Inc.	18,830
189	Halozyme Therapeutics, Inc.(a)	9,558
75	Incyte Corp.(a)	5,559
107	Neurocrine Biosciences, Inc.(a)	12,869
64	Regeneron Pharmaceuticals, Inc.(a)	53,645
77	Sarepta Therapeutics, Inc.(a)	9,702
32	United Therapeutics Corp.(a)	11,967
13	Vertex Pharmaceuticals, Inc.(a)	6,188
		265,398
	Broadline Retail — 1.1%
235	Alibaba Group Holding Ltd., ADR	23,025
1,145	Amazon.com, Inc.(a)	213,428
147	eBay, Inc.	8,454
125	Ollie's Bargain Outlet Holdings, Inc.(a)	11,479
		256,386
	Building Products — 0.7%
48	Carlisle Cos., Inc.	20,267
105	Carrier Global Corp.	7,636
548	Fortune Brands Innovations, Inc.	45,665
38	Lennox International, Inc.	22,898
451	Masco Corp.	36,039
117	Owens Corning	20,684
114	Trex Co., Inc.(a)	8,077
		161,266
	Capital Markets — 2.8%
1,015	Bank of New York Mellon Corp.	76,491
40	BlackRock, Inc.	39,241
48	Cboe Global Markets, Inc.	10,251
1,272	Charles Schwab Corp.	90,096
94	CME Group, Inc.	21,184
70	FactSet Research Systems, Inc.	31,784
55	Goldman Sachs Group, Inc.	28,479
576	Intercontinental Exchange, Inc.	89,781
307	Janus Henderson Group PLC	12,682
64	KKR & Co., Inc.	8,847
97	Morgan Stanley	11,276
58	MSCI, Inc.	33,130
706	Nasdaq, Inc.	52,188
35	Northern Trust Corp.	3,518
48	S&P Global, Inc.	23,057
443	SEI Investments Co.	33,119
674	State Street Corp.	62,547
35	T. Rowe Price Group, Inc.	3,845
60	Virtus Investment Partners, Inc.	12,982
		644,498
	Chemicals — 0.9%
34	Air Products & Chemicals, Inc.	10,558
216	Celanese Corp.	27,210
1,087	Corteva, Inc.	66,220
47	DuPont de Nemours, Inc.	3,901
66	Ecolab, Inc.	16,218
167	HB Fuller Co.	12,221
119	Innospec, Inc.	12,826
55	Linde PLC	25,088
142	Minerals Technologies, Inc.	10,691

Shares	Description	Value (†)
	Chemicals — continued
20	Sherwin-Williams Co.	$7,175
194	Stepan Co.	14,034
		206,142
	Commercial Services & Supplies — 0.2%
85	MSA Safety, Inc.	14,106
184	RB Global, Inc.	15,592
28	Waste Management, Inc.	6,044
		35,742
	Communications Equipment — 0.2%
203	Ciena Corp.(a)	12,892
59	F5, Inc.(a)	13,799
20	Motorola Solutions, Inc.	8,987
		35,678
	Construction & Engineering — 0.3%
195	AECOM	20,826
50	Comfort Systems USA, Inc.	19,552
42	EMCOR Group, Inc.	18,735
		59,113
	Construction Materials — 0.1%
22	Martin Marietta Materials, Inc.	13,032
55	Vulcan Materials Co.	15,066
		28,098
	Consumer Finance — 0.7%
1,851	Ally Financial, Inc.	64,877
73	American Express Co.	19,716
490	Capital One Financial Corp.	79,767
113	Synchrony Financial	6,231
		170,591
	Consumer Staples Distribution & Retail — 0.9%
168	BJ's Wholesale Club Holdings, Inc.(a)	14,235
39	Casey's General Stores, Inc.	15,367
39	Costco Wholesale Corp.	34,093
1,498	Kroger Co.	83,543
123	Sprouts Farmers Market, Inc.(a)	15,797
35	Target Corp.	5,251
546	Walmart, Inc.	44,745
		213,031
	Containers & Packaging — 0.1%
171	Crown Holdings, Inc.	15,997
276	Sonoco Products Co.	14,496
		30,493
	Distributors — 0.1%
248	Genuine Parts Co.	28,446
	Diversified Consumer Services — 0.2%
43	Duolingo, Inc.(a)	12,598
100	Grand Canyon Education, Inc.(a)	13,711
207	Service Corp. International	16,901
		43,210
	Diversified REITs — 0.1%
496	American Assets Trust, Inc.	13,367
	Diversified Telecommunication Services — 0.3%
1,580	AT&T, Inc.	35,613
295	Iridium Communications, Inc.	8,653
662	Verizon Communications, Inc.	27,890
		72,156
	Electric Utilities — 0.4%
297	Alliant Energy Corp.	17,820
235	Evergy, Inc.	14,204
165	Eversource Energy	10,865
Shares	Description	Value (†)
	Electric Utilities — continued
133	Exelon Corp.	$5,227
303	FirstEnergy Corp.	12,675
113	IDACORP, Inc.	11,693
616	PPL Corp.	20,057
156	Xcel Energy, Inc.	10,422
		102,963
	Electrical Equipment — 0.4%
72	Eaton Corp. PLC	23,874
139	Emerson Electric Co.	15,050
39	GE Vernova, Inc.(a)	11,765
255	nVent Electric PLC	19,015
93	Regal Rexnord Corp.	15,488
		85,192
	Electronic Equipment, Instruments & Components — 0.6%
130	Advanced Energy Industries, Inc.	14,109
235	Amphenol Corp., Class A	15,750
272	Avnet, Inc.	14,745
219	Cognex Corp.	8,810
150	Coherent Corp.(a)	13,866
48	Fabrinet(a)	11,567
691	Knowles Corp.(a)	11,968
43	Littelfuse, Inc.	10,519
188	TE Connectivity PLC	27,715
15	Teledyne Technologies, Inc.(a)	6,830
15	Zebra Technologies Corp., Class A(a)	5,729
		141,608
	Energy Equipment & Services — 0.1%
365	ChampionX Corp.	10,300
783	NOV, Inc.	12,144
177	Schlumberger NV	7,093
		29,537
	Entertainment — 1.2%
67	Electronic Arts, Inc.	10,107
196	Netflix, Inc.(a)	148,182
33	Take-Two Interactive Software, Inc.(a)	5,337
973	Walt Disney Co.	93,602
3,725	Warner Bros. Discovery, Inc.(a)	30,284
		287,512
	Financial Services — 2.0%
342	Block, Inc.(a)	24,734
905	Corebridge Financial, Inc.	28,752
436	Fiserv, Inc.(a)	86,285
468	Global Payments, Inc.	48,536
25	Jack Henry & Associates, Inc.	4,548
60	Mastercard, Inc., Class A	29,975
917	MGIC Investment Corp.	22,962
430	PayPal Holdings, Inc.(a)	34,099
520	Visa, Inc., Class A	150,722
261	Voya Financial, Inc.	20,958
59	WEX, Inc.(a)	10,183
		461,754
	Food Products — 0.4%
140	Campbell Soup Co.	6,531
249	General Mills, Inc.	16,937
39	Hershey Co.	6,926
113	Ingredion, Inc.	15,002
159	Kellanova	12,823
483	Kraft Heinz Co.	16,161

Shares	Description	Value (†)
	Food Products — continued
105	McCormick & Co., Inc.	$8,215
275	Mondelez International, Inc., Class A	18,832
		101,427
	Gas Utilities — 0.2%
89	Atmos Energy Corp.	12,351
312	New Jersey Resources Corp.	14,318
192	ONE Gas, Inc.	13,684
		40,353
	Ground Transportation — 0.3%
365	CSX Corp.	12,279
55	Norfolk Southern Corp.	13,774
81	Ryder System, Inc.	11,849
25	Saia, Inc.(a)	12,215
75	Uber Technologies, Inc.(a)	5,404
36	Union Pacific Corp.	8,354
102	XPO, Inc.(a)	13,314
		77,189
	Health Care Equipment & Supplies — 0.8%
15	Align Technology, Inc.(a)	3,075
782	Baxter International, Inc.	27,917
63	Becton Dickinson & Co.	14,716
65	Edwards Lifesciences Corp.(a)	4,356
59	GE HealthCare Technologies, Inc.	5,154
114	Intuitive Surgical, Inc.(a)	57,438
143	LeMaitre Vascular, Inc.	12,640
178	Merit Medical Systems, Inc.(a)	17,562
45	Penumbra, Inc.(a)	10,299
39	ResMed, Inc.	9,456
58	Stryker Corp.	20,664
48	Zimmer Biomet Holdings, Inc.	5,132
		188,409
	Health Care Providers & Services — 1.2%
173	Acadia Healthcare Co., Inc.(a)	7,385
85	Cardinal Health, Inc.	9,224
1,048	Centene Corp.(a)	65,249
28	Chemed Corp.	15,127
52	Cigna Group	16,370
677	CVS Health Corp.	38,223
37	Elevance Health, Inc.	15,013
16	HCA Healthcare, Inc.	5,740
152	HealthEquity, Inc.(a)	12,958
85	Henry Schein, Inc.(a)	5,970
11	Humana, Inc.	2,836
23	Labcorp Holdings, Inc.	5,250
25	McKesson Corp.	12,515
303	Select Medical Holdings Corp.	9,720
82	UnitedHealth Group, Inc.	46,289
		267,869
	Health Care REITs — 0.1%
174	Welltower, Inc.	23,469
	Health Care Technology — 0.4%
1,079	Doximity, Inc., Class A(a)	45,038
221	Veeva Systems, Inc., Class A(a)	46,151
		91,189
	Hotel & Resort REITs — 0.0%
184	Host Hotels & Resorts, Inc.	3,172
	Hotels, Restaurants & Leisure — 0.9%
338	Aramark	12,787
3	Booking Holdings, Inc.	14,029
160	Chipotle Mexican Grill, Inc.(a)	8,923
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — continued
125	Marriott Vacations Worldwide Corp.	$9,629
78	McDonald's Corp.	22,785
592	Starbucks Corp.	57,838
282	Travel & Leisure Co.	13,482
37	Wingstop, Inc.	10,645
476	Yum China Holdings, Inc.	20,996
201	Yum! Brands, Inc.	26,363
		197,477
	Household Durables — 0.3%
276	KB Home	21,666
83	Meritage Homes Corp.	15,040
96	PulteGroup, Inc.	12,435
283	Taylor Morrison Home Corp.(a)	19,385
		68,526
	Household Products — 0.4%
164	Church & Dwight Co., Inc.	16,385
65	Colgate-Palmolive Co.	6,091
415	Energizer Holdings, Inc.	13,309
303	Procter & Gamble Co.	50,050
		85,835
	Independent Power & Renewable Electricity Producers — 0.1%
408	AES Corp.	6,728
508	Clearway Energy, Inc., Class A	13,533
		20,261
	Industrial Conglomerates — 0.1%
41	3M Co.	5,267
51	Honeywell International, Inc.	10,490
		15,757
	Industrial REITs — 0.1%
77	Prologis, Inc.	8,697
389	Rexford Industrial Realty, Inc.	16,684
		25,381
	Insurance — 1.6%
34	Allstate Corp.	6,342
1,019	American International Group, Inc.	77,322
77	Arch Capital Group Ltd.(a)	7,589
70	Arthur J Gallagher & Co.	19,684
259	Assured Guaranty Ltd.	21,616
54	Chubb Ltd.	15,252
198	First American Financial Corp.	12,702
120	Hanover Insurance Group, Inc.	17,799
122	Hartford Financial Services Group, Inc.	13,474
49	Marsh & McLennan Cos., Inc.	10,694
89	Prudential Financial, Inc.	10,901
255	Reinsurance Group of America, Inc.	53,825
171	Selective Insurance Group, Inc.	15,530
72	Travelers Cos., Inc.	17,707
226	Willis Towers Watson PLC	68,295
		368,732
	Interactive Media & Services — 2.3%
769	Alphabet, Inc., Class A	131,583
1,085	Alphabet, Inc., Class C	187,369
353	Meta Platforms, Inc., Class A	200,356
323	Yelp, Inc.(a)	11,027
		530,335
	IT Services — 0.5%
60	Accenture PLC, Class A	20,689
171	Cognizant Technology Solutions Corp., Class A	12,755
135	International Business Machines Corp.	27,907

Shares	Description	Value (†)
	IT Services — continued
434	Kyndryl Holdings, Inc.(a)	$9,935
563	Shopify, Inc., Class A(a)	44,032
		115,318
	Leisure Products — 0.1%
601	Mattel, Inc.(a)	12,248
	Life Sciences Tools & Services — 0.8%
37	Agilent Technologies, Inc.	4,821
789	Avantor, Inc.(a)	17,650
50	Danaher Corp.	12,283
325	Illumina, Inc.(a)	46,846
320	IQVIA Holdings, Inc.(a)	65,862
64	Repligen Corp.(a)	8,593
40	Thermo Fisher Scientific, Inc.	21,853
		177,908
	Machinery — 1.1%
87	AGCO Corp.	8,686
27	Caterpillar, Inc.	10,157
233	Deere & Co.	94,293
70	Dover Corp.	13,253
108	Fortive Corp.	7,715
274	Graco, Inc.	22,317
23	Illinois Tool Works, Inc.	6,006
192	ITT, Inc.	26,903
115	Oshkosh Corp.	11,758
20	Parker-Hannifin Corp.	12,681
107	SPX Technologies, Inc.(a)	15,353
191	Terex Corp.	9,877
122	Toro Co.	9,819
		248,818
	Media — 0.7%
194	Charter Communications, Inc., Class A(a)	63,556
1,419	Comcast Corp., Class A	61,968
379	Interpublic Group of Cos., Inc.	11,143
237	Liberty Broadband Corp., Class C(a)	19,154
160	Omnicom Group, Inc.	16,160
		171,981
	Metals & Mining — 0.3%
243	Alcoa Corp.	9,742
68	Carpenter Technology Corp.	10,166
650	Cleveland-Cliffs, Inc.(a)	8,437
130	Freeport-McMoRan, Inc.	5,852
272	Newmont Corp.	12,360
58	Reliance, Inc.	16,608
243	U.S. Steel Corp.	9,440
		72,605
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
1,154	Annaly Capital Management, Inc.	21,938
	Multi-Utilities — 0.1%
127	Consolidated Edison, Inc.	12,913
51	DTE Energy Co.	6,335
30	WEC Energy Group, Inc.	2,866
		22,114
	Office REITs — 0.3%
686	COPT Defense Properties	22,089
1,644	Easterly Government Properties, Inc.	22,293
583	Highwoods Properties, Inc.	19,554
309	Kilroy Realty Corp.	12,428
		76,364
	Oil, Gas & Consumable Fuels — 2.1%
953	Antero Midstream Corp.	13,695
Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
445	Antero Resources Corp.(a)	$11,517
1,621	APA Corp.	38,256
215	Chevron Corp.	31,996
438	CNX Resources Corp.(a)	14,905
693	ConocoPhillips	75,911
167	Devon Energy Corp.	6,460
28	Diamondback Energy, Inc.	4,950
570	EOG Resources, Inc.	69,517
103	Expand Energy Corp.	8,726
485	Exxon Mobil Corp.	56,638
43	Hess Corp.	5,783
626	Kinder Morgan, Inc.	15,343
113	ONEOK, Inc.	10,947
297	Ovintiv, Inc.	11,642
571	Phillips 66	69,559
333	Range Resources Corp.	10,000
17	Texas Pacific Land Corp.	19,822
45	Valero Energy Corp.	5,839
227	Williams Cos., Inc.	11,888
		493,394
	Passenger Airlines — 0.3%
1,279	Delta Air Lines, Inc.	73,184
	Personal Care Products — 0.3%
52	Estee Lauder Cos., Inc., Class A	3,585
2,684	Kenvue, Inc.	61,544
		65,129
	Pharmaceuticals — 1.2%
340	Bristol-Myers Squibb Co.	18,962
32	Eli Lilly & Co.	26,552
83	Jazz Pharmaceuticals PLC(a)	9,132
316	Johnson & Johnson	50,516
526	Merck & Co., Inc.	53,820
178	Novartis AG, ADR	19,295
365	Novo Nordisk AS, ADR	40,862
700	Pfizer, Inc.	19,810
540	Roche Holding AG, ADR	20,957
84	Zoetis, Inc.	15,018
		274,924
	Professional Services — 0.4%
25	Automatic Data Processing, Inc.	7,231
143	Equifax, Inc.	37,898
226	Exponent, Inc.	21,330
156	Korn Ferry	11,021
59	Leidos Holdings, Inc.	10,807
28	Paychex, Inc.	3,901
63	Paylocity Holding Corp.(a)	11,628
		103,816
	Real Estate Management & Development — 0.4%
628	CBRE Group, Inc., Class A(a)	82,249
78	Jones Lang LaSalle, Inc.(a)	21,135
		103,384
	Residential REITs — 0.0%
42	AvalonBay Communities, Inc.	9,308
	Retail REITs — 0.2%
1,132	Brixmor Property Group, Inc.	30,508
35	Simon Property Group, Inc.	5,919
		36,427
	Semiconductors & Semiconductor Equipment — 2.9%
80	Advanced Micro Devices, Inc.(a)	11,526
91	Analog Devices, Inc.	20,303

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
45	Applied Materials, Inc.	$8,171
461	ARM Holdings PLC, ADR(a)	65,139
180	Broadcom, Inc.	30,559
537	Intel Corp.	11,556
168	Lattice Semiconductor Corp.(a)	8,511
127	Micron Technology, Inc.	12,655
167	MKS Instruments, Inc.	16,588
2,900	NVIDIA Corp.	385,004
66	Onto Innovation, Inc.(a)	13,090
344	QUALCOMM, Inc.	55,993
59	Silicon Laboratories, Inc.(a)	6,128
109	Synaptics, Inc.(a)	7,485
102	Texas Instruments, Inc.	20,722
		673,430
	Software — 3.3%
21	Adobe, Inc.(a)	10,040
17	ANSYS, Inc.(a)	5,447
296	Autodesk, Inc.(a)	84,005
29	Cadence Design Systems, Inc.(a)	8,007
329	Dynatrace, Inc.(a)	17,700
15	Intuit, Inc.	9,154
74	Manhattan Associates, Inc.(a)	19,489
480	Microsoft Corp.	195,048
809	Oracle Corp.	135,782
20	Palo Alto Networks, Inc.(a)	7,206
42	PTC, Inc.(a)	7,784
61	Qualys, Inc.(a)	7,274
40	Roper Technologies, Inc.	21,509
472	Salesforce, Inc.	137,527
17	ServiceNow, Inc.(a)	15,861
55	SPS Commerce, Inc.(a)	9,075
18	Synopsys, Inc.(a)	9,245
18	Tyler Technologies, Inc.(a)	10,901
178	Workday, Inc., Class A(a)	41,625
		752,679
	Specialized REITs — 0.1%
33	American Tower Corp.	7,047
37	Crown Castle, Inc.	3,977
23	Digital Realty Trust, Inc.	4,099
8	Equinix, Inc.	7,265
113	Weyerhaeuser Co.	3,521
		25,909
	Specialty Retail — 0.7%
67	Abercrombie & Fitch Co., Class A(a)	8,830
38	Asbury Automotive Group, Inc.(a)	8,658
66	Burlington Stores, Inc.(a)	16,353
58	Dick's Sporting Goods, Inc.	11,353
119	Floor & Decor Holdings, Inc., Class A(a)	12,263
80	Home Depot, Inc.	31,500
37	Lithia Motors, Inc.	12,298
48	Lowe's Cos., Inc.	12,568
48	Ross Stores, Inc.	6,706
204	TJX Cos., Inc.	23,058
122	Williams-Sonoma, Inc.	16,364
		159,951
	Technology Hardware, Storage & Peripherals — 0.7%
594	Apple, Inc.	134,190
232	Hewlett Packard Enterprise Co.	4,522
140	HP, Inc.	4,973
Shares	Description	Value (†)
	Technology Hardware, Storage & Peripherals — continued
59	NetApp, Inc.	$6,803
64	Western Digital Corp.(a)	4,180
		154,668
	Textiles, Apparel & Luxury Goods — 0.3%
68	Crocs, Inc.(a)	7,332
48	Deckers Outdoor Corp.(a)	7,723
109	PVH Corp.	10,732
29	Ralph Lauren Corp.	5,740
1,820	Under Armour, Inc., Class A(a)	15,561
615	VF Corp.	12,736
		59,824
	Trading Companies & Distributors — 0.1%
50	Watsco, Inc.	23,651
	Water Utilities — 0.1%
122	American States Water Co.	10,060
29	American Water Works Co., Inc.	4,005
259	Essential Utilities, Inc.	9,998
		24,063
	Total Common Stocks (Identified Cost $9,048,253)	10,942,357

Principal Amount
Bonds and Notes — 12.6%
	Apartment REITs — 0.0%
$11,000	Essex Portfolio LP, 3.000%, 1/15/2030	10,015
	Automotive — 0.3%
32,000	Cummins, Inc., 5.150%, 2/20/2034	32,575
27,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	26,720
10,000	Lear Corp., 4.250%, 5/15/2029	9,656
12,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	10,569
		79,520
	Banking — 1.3%
20,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	19,218
34,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	32,798
29,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	27,493
23,000	Citigroup, Inc., 4.600%, 3/09/2026	22,931
22,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	21,868
27,000	KeyCorp, MTN, 2.550%, 10/01/2029	24,047
12,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	11,582
14,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	13,247
12,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	11,761
32,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	30,938
33,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	32,975
19,000	State Street Corp., 2.400%, 1/24/2030	16,954
12,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	10,171
27,000	Westpac Banking Corp., 2.350%, 2/19/2025	26,804
		302,787
	Brokerage — 0.2%
25,000	BlackRock, Inc., 2.400%, 4/30/2030	22,300
39,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	26,036
		48,336

Principal Amount	Description	Value (†)
	Building Materials — 0.2%
$26,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	$24,289
27,000	Owens Corning, 3.950%, 8/15/2029	25,882
		50,171
	Chemicals — 0.1%
31,000	Ecolab, Inc., 2.125%, 2/01/2032	26,147
5,000	LYB International Finance BV, 5.250%, 7/15/2043	4,651
		30,798
	Consumer Products — 0.1%
21,000	Procter & Gamble Co., 3.000%, 3/25/2030	19,549
	Diversified Manufacturing — 0.2%
31,000	Eaton Corp., 4.150%, 3/15/2033	29,654
12,000	Emerson Electric Co., 2.000%, 12/21/2028	10,860
		40,514
	Electric — 0.6%
14,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	12,817
43,000	Entergy Corp., 0.900%, 9/15/2025	41,536
22,000	Exelon Corp., 4.050%, 4/15/2030	21,114
28,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	24,382
5,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	4,854
5,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	4,070
41,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	40,307
		149,080
	Environmental — 0.1%
15,000	Republic Services, Inc., 1.450%, 2/15/2031	12,295
16,000	Waste Management, Inc., 2.950%, 6/01/2041	11,948
		24,243
	Finance Companies — 0.2%
17,000	Ares Capital Corp., 3.250%, 7/15/2025	16,768
21,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	19,629
		36,397
	Food & Beverage — 0.4%
29,000	Coca-Cola Co., 1.450%, 6/01/2027	27,088
24,000	General Mills, Inc., 4.000%, 4/17/2025	23,904
18,000	Mondelez International, Inc., 2.750%, 4/13/2030	16,276
30,000	PepsiCo, Inc., 2.750%, 3/19/2030	27,364
		94,632
	Government Owned - No Guarantee — 0.2%
14,000	Equinor ASA, 3.625%, 4/06/2040	11,569
35,000	Federal National Mortgage Association, 6.625%, 11/15/2030	39,274
		50,843
	Health Care REITs — 0.2%
33,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	32,500
13,000	Welltower OP LLC, 2.800%, 6/01/2031	11,478
		43,978
	Health Insurance — 0.2%
23,000	Elevance Health, Inc., 4.101%, 3/01/2028	22,558
18,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	19,007
		41,565
	Healthcare — 0.3%
8,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	7,877
10,000	CVS Health Corp., 4.300%, 3/25/2028	9,749
11,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	10,987
15,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	14,549
16,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	14,466
		57,628
Principal Amount	Description	Value (†)
	Integrated Energy — 0.2%
$27,000	Exxon Mobil Corp., 2.992%, 3/19/2025	$26,821
18,000	Shell International Finance BV, 6.375%, 12/15/2038	20,049
		46,870
	Life Insurance — 0.2%
4,000	Athene Holding Ltd., 6.150%, 4/03/2030	4,185
18,000	Manulife Financial Corp., 3.703%, 3/16/2032	16,648
19,000	MetLife, Inc., 5.375%, 7/15/2033	19,520
17,000	Prudential Financial, Inc., 3.935%, 12/07/2049	13,334
		53,687
	Media Entertainment — 0.1%
14,000	Netflix, Inc., 3.625%, 6/15/2025(b)	13,892
	Metals & Mining — 0.1%
23,000	Nucor Corp., 3.125%, 4/01/2032	20,430
	Midstream — 0.1%
20,000	Enbridge, Inc., 5.625%, 4/05/2034	20,338
	Mortgage Related — 3.2%
21,660	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	17,211
13,834	Federal Home Loan Mortgage Corp., 2.500%, 12/01/2051	11,485
11,736	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	9,729
28,982	Federal Home Loan Mortgage Corp., 2.500%, 5/01/2052	24,026
12,114	Federal Home Loan Mortgage Corp., 3.000%, 2/01/2052	10,457
23,912	Federal Home Loan Mortgage Corp., 3.000%, 4/01/2052	20,632
13,063	Federal Home Loan Mortgage Corp., 3.000%, 5/01/2052	11,254
19,344	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2052	16,679
15,144	Federal Home Loan Mortgage Corp., 3.000%, 9/01/2052	13,052
39,331	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	35,199
23,446	Federal Home Loan Mortgage Corp., 3.500%, 10/01/2052	20,975
3,492	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	3,233
891	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	824
20,172	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2054	19,609
2,820	Federal National Mortgage Association, 2.000%, 9/01/2050	2,254
14,473	Federal National Mortgage Association, 2.000%, 7/01/2051	11,532
23,507	Federal National Mortgage Association, 2.000%, 8/01/2051	18,696
9,950	Federal National Mortgage Association, 2.000%, 10/01/2051	7,925
8,388	Federal National Mortgage Association, 2.000%, 11/01/2051	6,678
34,821	Federal National Mortgage Association, 2.000%, 3/01/2052	27,661
25,662	Federal National Mortgage Association, 2.000%, 4/01/2052	20,405
2,425	Federal National Mortgage Association, 2.500%, 8/01/2050	2,028
15,505	Federal National Mortgage Association, 2.500%, 2/01/2051	12,902
15,118	Federal National Mortgage Association, 2.500%, 8/01/2051	12,589
9,273	Federal National Mortgage Association, 2.500%, 9/01/2051	7,725
32,011	Federal National Mortgage Association, 2.500%, 4/01/2052	26,537
57,066	Federal National Mortgage Association, 2.500%, 5/01/2052	47,307
1,396	Federal National Mortgage Association, 3.000%, 4/01/2034	1,316
510	Federal National Mortgage Association, 3.000%, 7/01/2034	481

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$1,321	Federal National Mortgage Association, 3.000%, 6/01/2049	$1,156
4,324	Federal National Mortgage Association, 3.000%, 12/01/2049	3,766
19,404	Federal National Mortgage Association, 3.000%, 5/01/2051	16,835
16,064	Federal National Mortgage Association, 3.000%, 2/01/2052	13,868
18,721	Federal National Mortgage Association, 3.000%, 4/01/2052	16,154
17,867	Federal National Mortgage Association, 3.000%, 7/01/2052	15,406
3,354	Federal National Mortgage Association, 3.500%, 6/01/2049	3,037
1,437	Federal National Mortgage Association, 3.500%, 8/01/2049	1,300
10,708	Federal National Mortgage Association, 3.500%, 4/01/2052	9,582
37,429	Federal National Mortgage Association, 3.500%, 5/01/2052	33,491
198	Federal National Mortgage Association, 4.000%, 2/01/2049	185
324	Federal National Mortgage Association, 4.000%, 6/01/2049	303
686	Federal National Mortgage Association, 4.000%, 3/01/2050	642
7,054	Federal National Mortgage Association, 4.000%, 8/01/2052	6,520
21,981	Federal National Mortgage Association, 4.000%, 9/01/2052	20,327
23,319	Federal National Mortgage Association, 4.000%, 5/01/2053	21,555
1,056	Federal National Mortgage Association, 4.500%, 5/01/2049	1,015
10,903	Federal National Mortgage Association, 4.500%, 2/01/2053	10,362
5,512	Federal National Mortgage Association, 4.500%, 4/01/2053	5,235
23,633	Federal National Mortgage Association, 4.500%, 8/01/2053	22,445
828	Government National Mortgage Association, 3.000%, 4/20/2052	727
25,317	Government National Mortgage Association, 3.000%, 6/20/2052	22,204
12,307	Government National Mortgage Association, 4.000%, 8/20/2053	11,460
14,105	Government National Mortgage Association, 5.000%, 7/20/2053	13,796
58,989	Government National Mortgage Association, 5.500%, 4/20/2053	58,805
		730,577
	Office REITs — 0.1%
13,000	Boston Properties LP, 2.750%, 10/01/2026	12,460
	Oil Field Services — 0.1%
18,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	17,328
13,000	Schlumberger Investment SA, 4.850%, 5/15/2033	12,850
		30,178
	Other REITs — 0.1%
17,000	Prologis LP, 1.250%, 10/15/2030	13,985
	Pharmaceuticals — 0.3%
33,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	28,468
Principal Amount	Description	Value (†)
	Pharmaceuticals — continued
$11,000	Biogen, Inc., 2.250%, 5/01/2030	$9,553
23,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	21,863
9,000	Merck & Co., Inc., 1.450%, 6/24/2030	7,588
14,000	Viatris, Inc., 3.850%, 6/22/2040	10,500
		77,972
	Property & Casualty Insurance — 0.1%
6,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	5,441
17,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	14,766
		20,207
	Railroads — 0.2%
36,000	CSX Corp., 2.600%, 11/01/2026	34,718
	Restaurants — 0.1%
25,000	Starbucks Corp., 2.250%, 3/12/2030	22,024
	Retail REITs — 0.1%
9,000	Realty Income Corp., 2.700%, 2/15/2032	7,721
8,000	Realty Income Corp., 3.400%, 1/15/2028	7,708
		15,429
	Retailers — 0.2%
17,000	Amazon.com, Inc., 3.875%, 8/22/2037	15,266
31,000	TJX Cos., Inc., 1.150%, 5/15/2028	27,712
15,000	Walmart, Inc., 4.100%, 4/15/2033	14,506
		57,484
	Technology — 0.9%
24,000	Adobe, Inc., 2.300%, 2/01/2030	21,477
23,000	Apple, Inc., 2.500%, 2/09/2025	22,854
4,000	Broadcom, Inc., 3.137%, 11/15/2035(b)	3,287
20,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	19,179
15,000	Intel Corp., 2.450%, 11/15/2029	13,200
25,000	International Business Machines Corp., 4.000%, 6/20/2042	20,861
24,000	NVIDIA Corp., 2.850%, 4/01/2030	22,117
22,000	Oracle Corp., 2.950%, 5/15/2025	21,769
24,000	QUALCOMM, Inc., 1.650%, 5/20/2032	19,257
15,000	QUALCOMM, Inc., 4.500%, 5/20/2052	13,071
24,000	Salesforce, Inc., 1.500%, 7/15/2028	21,642
18,000	Texas Instruments, Inc., 4.900%, 3/14/2033	18,202
		216,916
	Treasuries — 1.6%
45,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	22,611
31,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	22,781
26,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	18,456
68,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	51,510
72,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	56,514
37,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	28,398
49,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	37,387
34,000	U.S. Treasury Bonds, 4.375%, 8/15/2043	33,157
104,000	U.S. Treasury Notes, 0.375%, 11/30/2025	99,697
		370,511
	Utility Other — 0.1%
14,000	Essential Utilities, Inc., 4.276%, 5/01/2049	11,512
	Wireless — 0.0%
8,000	Vodafone Group PLC, 6.150%, 2/27/2037	8,524
	Wirelines — 0.2%
10,000	AT&T, Inc., 3.650%, 6/01/2051	7,269
46,000	Verizon Communications, Inc., 2.650%, 11/20/2040	32,148
		39,417
	Total Bonds and Notes (Identified Cost $3,058,396)	2,897,187

Shares	Description	Value (†)
Exchange-Traded Funds — 6.3%
18,275	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,381,520)	$1,455,969

Mutual Funds — 9.9%
55,260	WCM Focused Emerging Markets Fund, Institutional Class	819,507
57,465	WCM Focused International Growth Fund, Institutional Class	1,455,003
	Total Mutual Funds (Identified Cost $2,285,100)	2,274,510

Affiliated Mutual Funds — 21.3%
108,606	Loomis Sayles Inflation Protected Securities Fund, Class N	1,045,880
100,727	Loomis Sayles Limited Term Government and Agency Fund, Class N	1,086,839
149,909	Mirova Global Green Bond Fund, Class N	1,310,209
115,576	Mirova International Sustainable Equity Fund, Class N	1,459,729
	Total Affiliated Mutual Funds (Identified Cost $5,170,005)	4,902,657

Principal Amount	Description	Value (†)
Short-Term Investments — 2.5%
$585,619	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/2024 at 3.000% to be repurchased at $585,667 on 11/01/2024 collateralized by $589,500 U.S. Treasury Note, 4.375% due 7/31/2026 valued at $598,020 including accrued interest(c) (Identified Cost $585,619)	$585,619
	Total Investments — 100.1% (Identified Cost $21,528,893)	23,058,299
	Other assets less liabilities — (0.1)%	(33,104)
	Net Assets — 100.0%	$23,025,195

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, the value of Rule 144A holdings amounted to $47,940 or 0.2% of net assets.

(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of October 31, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Affiliated Fund Transactions
A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2024, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of October 31, 2024	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$886,254	$224,142	$61,816	$315	$(3,015)	$1,045,880	108,606	$28,437
Loomis Sayles Limited Term Government and Agency Fund, Class N	913,020	243,282	67,534	931	(2,860)	1,086,839	100,727	31,615
Mirova Global Green Bond Fund, Class N	1,105,514	248,115	79,926	5,012	31,494	1,310,209	149,909	—
Mirova International Sustainable Equity Fund, Class N	1,252,334	171,802	47,968	10,777	72,784	1,459,729	115,576	417
	$4,157,122	$887,341	$257,244	$17,035	$98,403	$4,902,657	474,818	$60,469

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of October 31, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$10,942,357	$ —	$ —	$10,942,357
Bonds and Notes(a)	—	2,897,187	—	2,897,187
Exchange-Traded Funds	1,455,969	—	—	1,455,969
Mutual Funds	2,274,510	—	—	2,274,510

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$4,902,657	$ —	$ —	$4,902,657
Short-Term Investments	—	585,619	—	585,619
Total Investments	$19,575,493	$3,482,806	$—	$23,058,299

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2024 (Unaudited)
Equity	70.0%
Fixed Income	27.6
Short-Term Investments	2.5
Total Investments	100.1
Other assets less liabilities	(0.1)
Net Assets	100.0%